Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Total	Class A [Member]	Class B [Member]	Ordinary Shares [Member] Class A [Member]	Ordinary Shares [Member] Class B [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Jul. 30, 2020	$ 0				$ 0	$ 0	$ 0
Beginning balance, shares at Jul. 30, 2020					0
Issuance of Class B ordinary shares to Sponsor	25,000				$ 575	24,425
Issuance of Class B ordinary shares to Sponsor, shares					5,750,000
Forfeiture of Founder Shares					$ (57)		57
Forfeiture of Founder Shares, shares					(565,700)
Accretion for Class A ordinary shares to redemption amount	(23,546,156)					(24,425)	(23,521,731)
Net income (loss)	(3,032,369)	$ (2,408,142)	$ (624,227)				(3,032,369)
Ending balance at Sep. 30, 2020	(26,553,525)				$ 518	0	(26,554,043)
Ending balance, shares at Sep. 30, 2020					5,184,300
Beginning balance at Jul. 30, 2020	0				$ 0	0	0
Beginning balance, shares at Jul. 30, 2020					0
Issuance of Class B ordinary shares to Sponsor	25,000				$ 575	24,425
Issuance of Class B ordinary shares to Sponsor, shares					5,750,000
Sale of units, net of underwriting discounts, fair value of Public warrants and offering costs	$ 182,958,309			$ 2,074		182,956,235
Sale of units, net of underwriting discounts, fair value of Public warrants and offering costs, shares				20,737,202
Forfeiture of Founder Shares					$ (57)	57
Forfeiture of Founder Shares, shares	565,700				(565,700)
Ordinary Shares subject to possible redemption	$ (173,122,110)			$ (1,731)		(173,120,379)
Ordinary Shares subject to possible redemption, Shares				(17,312,211)
Net income (loss)	(4,861,190)		(4,861,190)				(4,861,190,000)
Ending balance at Dec. 31, 2020	5,000,009			$ 343	$ 518	9,860,338	(4,861,190,000)
Ending balance at Dec. 31, 2020	(29,249,901)				$ 518		(29,250,419)
Ending balance, shares at Dec. 31, 2020				3,424,991	5,184,300
Net income (loss)	(33,671,616)						(33,671,616)
Ending balance at Mar. 31, 2021	(62,921,517)				$ 518		(62,922,035)
Ending balance, shares at Mar. 31, 2021					5,184,300
Beginning balance at Dec. 31, 2020	5,000,009			$ 343	$ 518	$ 9,860,338	(4,861,190,000)
Beginning balance at Dec. 31, 2020	(29,249,901)				$ 518		(29,250,419)
Beginning balance, shares at Dec. 31, 2020				3,424,991	5,184,300
Net income (loss)	(12,885,106)	(10,308,085)	(2,577,021)
Ending balance at Sep. 30, 2021	(42,135,007)
Ending balance at Sep. 30, 2021	(42,135,007)				$ 518		(42,135,525)
Ending balance, shares at Sep. 30, 2021					5,184,300
Beginning balance at Mar. 31, 2021	(62,921,517)				$ 518		(62,922,035)
Beginning balance, shares at Mar. 31, 2021					5,184,300
Net income (loss)	21,269,658						21,269,658
Ending balance at Jun. 30, 2021	(41,651,859)				$ 518		(41,652,377)
Ending balance, shares at Jun. 30, 2021					5,184,300
Net income (loss)	(483,148)	$ (368,518)	$ (96,630)				(483,148)
Ending balance at Sep. 30, 2021	(42,135,007)
Ending balance at Sep. 30, 2021	$ (42,135,007)				$ 518		$ (42,135,525)
Ending balance, shares at Sep. 30, 2021					5,184,300